Consolidated Statements of Changes in Partners’ Capital - USD ($) $ in Thousands	Total	Partner's Capital	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2017	$ 45,388	$ 50,488	$ (5,100)
Increase (Decrease) in Partners' Capital [Roll Forward]
Net change in Partners' capital	(24,607)	(24,607)
Equity-based compensation	199,052	199,052
Net income (loss)	(125,757)	(125,757)
Foreign currency translation gain (loss)	(1,557)		(1,557)
Ending Balance at Dec. 31, 2018	92,519	99,176	(6,657)
Increase (Decrease) in Partners' Capital [Roll Forward]
Net change in Partners' capital	(2,355)	(2,355)
Equity-based compensation	193,299	193,299
Distributions	(38,376)	(38,376)
Net income (loss)	(164,019)	(164,019)
Foreign currency translation gain (loss)	837		837
Ending Balance at Dec. 31, 2019	81,905	87,725	(5,820)
Increase (Decrease) in Partners' Capital [Roll Forward]
New accounting pronouncement adoption	(188)
Equity-based compensation	6,185
Distributions	(9,429)
Other	(44)
Foreign currency translation gain (loss)	(2,612)
Beginning Balance at Dec. 31, 2019	81,905	87,725	(5,820)
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation gain (loss)	348
Beginning Balance at Dec. 31, 2019	81,905	87,725	(5,820)
Increase (Decrease) in Partners' Capital [Roll Forward]
New accounting pronouncement adoption	(188)	(188)
Equity-based compensation	24,815	24,815
Distributions	(11,989)	(11,989)
Net income (loss)	(24,342)	(24,342)
Other	488	488
Foreign currency translation gain (loss)	3,494		3,494
Ending Balance at Dec. 31, 2020	74,183	$ 76,509	$ (2,326)
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity-based compensation	6,179
Other	(26)
Foreign currency translation gain (loss)	121
Equity-based compensation	6,120
Distributions	(2,360)
Other	567
Foreign currency translation gain (loss)	2,839
Equity-based compensation	6,157
Distributions	(9,816)
Other	384
Foreign currency translation gain (loss)	$ 228